Long-term debt - Summary of Long-term debt (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Less: unamortized debt issuance costs	$ (14.7)	$ (17.1)	$ (22.2)
Long-term Debt	1,298.7	1,320.6	1,233.9
Less: current maturities of long-term debt	(9.1)	(9.1)	(9.1)
Long-term debt, net of current portion	1,289.6	1,311.5	1,224.8
2017 First Lien Term Facility due May 2024 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	782.4	786.6	794.6
2019 First Lien Term Facility due May 2024 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	98.0	98.5	99.5
2017 Second Lien Term Facility due May 2025 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	310.0	310.0	310.0
Revolving Facility due May 2022 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	8.3	$ 142.6	$ 52.0
Revolving Facility due Nov 2023 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 114.7